FINANCIAL INSTRUMENTS - Total Value Recognized in Cost of Revenue for Foreign Currency Derivatives Not Designated as Cash Flow Hedges (Detail) - Derivatives not designated as cash flow hedges - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Earnings	$ (15,287)	$ 7,225
Foreign currency
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain (Loss) Recognized in Earnings	$ (15,287)	$ 7,225